Financial risk management - Fair value estimation (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Group's assets and financial liabilities that are measured at fair value
Assets	¥ 23,065
Investment properties
Group's assets and financial liabilities that are measured at fair value
Assets	23,065
At fair value | Financial liabilities at fair value through profit or loss
Group's assets and financial liabilities that are measured at fair value
Liabilities	64,565
At fair value | Convertible note | Financial liabilities at fair value through profit or loss
Group's assets and financial liabilities that are measured at fair value
Liabilities	64,565
Level 3
Group's assets and financial liabilities that are measured at fair value
Assets	23,065
Liabilities	64,565	¥ 38,059	¥ 34,190
Level 3 | Convertible note
Group's assets and financial liabilities that are measured at fair value
Liabilities	64,565	¥ 38,059	¥ 34,190
Level 3 | Investment properties
Group's assets and financial liabilities that are measured at fair value
Assets	23,065
Level 3 | At fair value | Financial liabilities at fair value through profit or loss
Group's assets and financial liabilities that are measured at fair value
Liabilities	64,565
Level 3 | At fair value | Convertible note | Financial liabilities at fair value through profit or loss
Group's assets and financial liabilities that are measured at fair value
Liabilities	¥ 64,565